Schedule of other financial liabilities (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Other Financial Liabilities
Share warrants		₨ 436	₨ 2
Deposits		269,844
Non-current	$ 3,695	270,280	2
Due to employees		62,230	124,074
Share warrants		31,955	418,263
Liability for the acquisition of business (refer to Note 43)			800,000
Total	$ 1,288	₨ 94,185	₨ 1,342,337